iShares
®
U.S. Aerospace & Defense ETF
Schedule of Investments
(unaudited)
June 30, 2023
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  97 .6%
AAR Corp.
(a)
............................. 554,108 $ 32,005,278
Aerojet Rocketdyne Holdings, Inc.
(a) (b)
............ 1,274,827 69,949,758
AeroVironment, Inc.
(a) (b)
...................... 424,380 43,405,586
Archer Aviation, Inc. , Class A
(a) (b)
................ 2,479,664 10,216,216
Axon Enterprise, Inc.
(a) (b)
..................... 1,178,725 229,992,822
Boeing Co. (The)
(a) (b)
........................ 4,674,911 987,154,207
BWX Technologies, Inc. ..................... 1,535,698 109,909,906
Curtiss-Wright Corp.
(b)
....................... 643,899 118,258,490
General Dynamics Corp. ..................... 1,190,568 256,150,705
HEICO Corp. ............................ 651,493 115,275,171
HEICO Corp. , Class A ....................... 1,141,236 160,457,782
Hexcel Corp. ............................. 1,416,870 107,710,457
Howmet Aerospace, Inc.
(b)
.................... 5,522,969 273,718,344
Huntington Ingalls Industries, Inc. ............... 669,895 152,468,102
Kaman Corp. , Class A ....................... 472,630 11,499,088
Kratos Defense & Security Solutions, Inc.
(a) (b)
....... 2,144,665 30,754,496
L3Harris Technologies, Inc. ................... 1,362,592 266,754,636
Lockheed Martin Corp. ...................... 797,667 367,229,934
Mercury Systems, Inc.
(a) (b)
.................... 977,586 33,814,700
Moog, Inc. , Class A ........................ 482,280 52,293,620
National Presto Industries, Inc. ................. 85,473 6,256,624
Northrop Grumman Corp. .................... 562,468 256,372,914
Parsons Corp.
(a) (b)
.......................... 564,054 27,153,560
Raytheon Technologies Corp. ................. 12,079,092 1,183,267,852
Rocket Lab USA, Inc.
(a) (b)
..................... 3,693,489 22,160,934
Spirit AeroSystems Holdings, Inc. , Class A ......... 1,766,890 51,575,519
Textron, Inc.
(b)
............................ 3,386,840 229,051,989
TransDigm Group, Inc. ...................... 316,467 282,975,297
Triumph Group, Inc.
(a) (b)
...................... 1,090,485 13,489,300
V2X, Inc.
(a) (b)
............................. 187,240 9,279,614
Virgin Galactic Holdings, Inc.
(a) (b)
................ 4,124,286 16,002,230
Security Shares Value
a
Aerospace & Defense (continued)
Woodward, Inc. ........................... 1,008,178 $ 119,882,446
5,646,487,577
a
Industrial Machinery & Supplies & Components  —  1 .8%
RBC Bearings, Inc.
(a) (b)
...................... 487,370 105,988,354
a
Leisure Products  —  0 .5%
Smith & Wesson Brands, Inc. .................. 769,882 10,039,261
Sturm Ruger & Co., Inc. ..................... 297,031 15,730,762
25,770,023
a
Total Long-Term  Investments — 99.9%
(Cost: $ 5,338,238,496 ) ............................... 5,778,245,954
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
5.31%
(c) (d) (e)
............................ 127,911,288 127,936,870
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.09%
(c) (d)
............................. 6,189,713 6,189,713
a
Total Short-Term Securities — 2.3%
(Cost: $ 134,096,497 ) ................................ 134,126,583
Total Investments — 102.2%
(Cost: $ 5,472,334,993 ) ............................... 5,912,372,537
Liabilities in Excess of Other Assets — ( 2 .2 ) % ............... (128,931,522)
Net Assets — 100.0% ................................. $ 5,783,441,015
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
  Shares Held
at 06/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 63,358,129  $ 64,593,282
(a)
$ —  $ (5,442) $ (9,099) $ 127,936,870  127,911,288  $ 105,014
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,037,253  152,460
(a)
—  —  —  6,189,713  6,189,713  82,730  —
$ (5,442) $ (9,099)
$ 134,126,583
$ 187,744  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
U.S. Aerospace & Defense ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 46 09/15/23 $ 5,020 $ 222,485
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,778,245,954  $ —  $ —  $ 5,778,245,954
Short-Term Securities
Money Market Funds ...................................... 134,126,583  —  —  134,126,583
$ 5,912,372,537  $ —  $ —  $ 5,912,372,537
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 222,485  $ —  $ —  $ 222,485
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.